Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations
			Amount of Loss
Derivatives not designated as hedging instruments	Location of Loss Recognized	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017
Interest rate swaps	Loss on interest rate swaps	$(11,513)	$(4,388)	$-

Recurring measurements

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of December 31, 2016.

	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Long-lived assets	$-	$1,035,499	$-	$(3,658,815)

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of December 31, 2017.

	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Long-lived assets	$-	$234,139	$-	$(475,666)